Schedule of Fund Flow Reconciliation (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2025	Oct. 22, 2025	Dec. 31, 2025
Reverse Capitalization
Trust balance as of Closing date		$ 11,118
Proceeds from CSLM loan		2,193
PIPE Proceeds		11,840
Transfer of cash & cash equivalent of CSLM		9
Total Available Cash (A)		25,160
CSLM transaction costs		(2,249)
Payment of Director & Officer insurance premium		(131)
Prepayment under Forward Purchase Agreement		(11,005)
Settlement of sponsor convertible note of CSLM		(2,343)
Total Payments as of the closing date (B)		(15,728)
Funds going to Fusemachines Inc. (classified under financing activities under Consolidated Statements of Cash Flows) (A+B)		9,432	$ 9,432
Operating assets assumed		531
Operating liabilities assumed		(1,100)
Issuance of share subscription receivable		11,005	(11,005)
Initial fair value of equity classified warrant		1,009	$ 1,009
Legacy Fusemachines transaction cost	$ 1,873	1,873
Others		137
Net equity impact of reverse recapitalization		8,507
Initial fair value of forward purchase derivative liability		8,616
Net equity impact of reverse recapitalization		$ 8,507